Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash Flows From Operating Activities:
Net loss	$ (8,692,909)	$ (6,775,419)	$ (5,162,454)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of intangible assets	718,051	737,842	591,321
Depreciation of leasehold improvements and equipment and right of use assets	939,166	995,003	742,030
Loss on disposal of discontinued operations	78,997
Provision for expected credit loss on accounts receivable	1,038,148	128,098	520,555
Provision for expected credit loss on note receivable		263,992
Reversal for expected credit loss on note receivable	(55,123)
Provision for expected credit loss on prepaid expenses and other assets	1,542,600	150,000
Reversal of expected credit losses on prepaid expenses and other assets	(55,515)
Share-based compensation		630,000
Non-cash lease costs		148,921	128,266
Interest income		(1,204,839)
Changes in operating assets and liabilities:
Inventories	154,092	615,492	368,954
Accounts receivable	2,014,783	5,806,862	(8,109,852)
Prepaid expenses and other assets	(54,825)	(951,484)	(4,782,202)
Operating lease liability	(678,818)	(599,701)	(295,416)
Accounts payable	(1,633,730)	(4,956,091)	5,564,165
Deferred revenue	2,390,454	492,575	823,874
Other current liabilities	(647,388)	(2,441,616)	2,457,509
Amount due from/to related parties	16,552	(26,836)	(7,288)
Net Cash used in Operating Activities	(2,925,465)	(6,987,201)	(7,160,538)
Cash Flows From Investing Activities:
Purchase of intangible assets	(549,070)	(596,469)	(890,377)
Purchase of leasehold improvements and equipment	(84,377)	(347,902)	(698,282)
Purchase of a promissory note			(3,000,000)
Proceeds from disposal of assets related to discontinued operations	429,327
Net Cash used in Investing Activities	(204,120)	(944,371)	(4,588,659)
Cash Flows From Financing Activities
Proceeds from issuance of ordinary shares	2,682,925	5,035,670	15,543,750
Proceeds from issuance of convertible notes		2,000,000	1,489,200
Proceeds / (Payment) from term loan	(295,330)	521,730
Repayment of loan payables		(1,217,823)	(1,503,945)
Net Cash provided by Financing Activities	2,387,595	6,339,577	15,529,005
Effect of Exchange Rate Changes on Cash	(350,246)	346,426	59,576
Net changes in cash	(1,092,236)	(1,245,569)	3,839,384
Cash at beginning of the year	4,148,279	5,393,848	1,554,464
Cash at end of the year	3,056,043	4,148,279	5,393,848
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	129,231	467,633	294,140
Cash paid for taxes
Supplemental Disclosure of Non-Cash Financing Activities:
Conversion of convertible notes into ordinary shares	$ 678,312	$ 1,300,000